Recent Accounting Pronouncements and Significant Accounting Policies, Principles of Consolidation (Details)	12 Months Ended
	Dec. 31, 2025 Vessel Subsidiary Contract	Dec. 31, 2024 Contract Subsidiary
Principles of Consolidation [Abstract]
Number of newly established subsidiaries	2	4
Number of shipbuilding contracts signed | Contract	2	4
Number of vessels acquired | Vessel	2
Number of subsidiaries dissolved	3